EQUITY - Distribution of capital (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Capital	R$ 63,571,416	R$ 63,571,416
Total shares outstanding	1,688,693,776
Capital
EQUITY
Number	1,690,984,923
Percentage of shares issued	100.00%
Capital | Controlling Group
EQUITY
Number	1,244,241,119
Percentage of shares issued	73.58%
Capital | Telefnica Latinoamrica Holding
EQUITY
Number	407,279,213
Percentage of shares issued	24.09%
Capital | Telefonica
EQUITY
Number	503,329,803
Percentage of shares issued	29.76%
Capital | SP Telecomunicacoes Participacoes
EQUITY
Number	332,695,590
Percentage of shares issued	19.67%
Capital | Telefonica Chile
EQUITY
Number	936,513
Percentage of shares issued	0.06%
Capital | Other shareholders
EQUITY
Number	444,452,657
Percentage of shares issued	26.28%
Treasury shares
EQUITY
Number	2,291,147
Percentage of shares issued	0.14%
Treasury Shares	(2,291,147)
Common shares
EQUITY
Treasury Shares	(2,290,164)	(2,290,164)
Total shares outstanding	569,354,053
Common shares | Capital
EQUITY
Number	571,644,217
Percentage of shares issued	100.00%
Common shares | Capital | Controlling Group
EQUITY
Number	540,033,264
Percentage of shares issued	94.47%
Common shares | Capital | Telefnica Latinoamrica Holding
EQUITY
Number	46,746,635
Percentage of shares issued	8.18%
Common shares | Capital | Telefonica
EQUITY
Number	198,207,608
Percentage of shares issued	34.67%
Common shares | Capital | SP Telecomunicacoes Participacoes
EQUITY
Number	294,158,155
Percentage of shares issued	51.46%
Common shares | Capital | Telefonica Chile
EQUITY
Number	920,866
Percentage of shares issued	0.16%
Common shares | Capital | Other shareholders
EQUITY
Number	29,320,789
Percentage of shares issued	5.13%
Common shares | Treasury shares
EQUITY
Number	2,290,164
Percentage of shares issued	0.40%
Treasury Shares	(2,290,164)
Preferred shares
EQUITY
Treasury Shares	(983)	(983)
Total shares outstanding	1,119,339,723
Preferred shares | Capital
EQUITY
Number	1,119,340,706
Percentage of shares issued	100.00%
Preferred shares | Capital | Controlling Group
EQUITY
Number	704,207,855
Percentage of shares issued	62.91%
Preferred shares | Capital | Telefnica Latinoamrica Holding
EQUITY
Number	360,532,578
Percentage of shares issued	32.21%
Preferred shares | Capital | Telefonica
EQUITY
Number	305,122,195
Percentage of shares issued	27.26%
Preferred shares | Capital | SP Telecomunicacoes Participacoes
EQUITY
Number	38,537,435
Percentage of shares issued	3.44%
Preferred shares | Capital | Telefonica Chile
EQUITY
Number	15,647
Percentage of shares issued	0.00%
Preferred shares | Capital | Other shareholders
EQUITY
Number	415,131,868
Percentage of shares issued	37.09%
Preferred shares | Treasury shares
EQUITY
Number	983
Percentage of shares issued	0.00%
Treasury Shares	(983)